S000094759 [Member] Investment Strategy - First Sentier Global Listed Infrastructure Fund	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Global Listed Fund seeks to achieve its investment objective by investing primarily in securities of publicly traded infrastructure companies. The Fund defines infrastructure companies as those companies that derive at least 65% of their operating earnings from the ownership or operation of infrastructure assets. The Fund defines infrastructure assets as the physical structures, networks and systems of transportation, energy, water, waste, and communication. The Fund typically invests in companies that can adjust the fees they charge customers and counterparties in line with inflation, in accordance with contractual terms or regulation, or through renegotiation due to the essential nature and pricing power of infrastructure assets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded equity securities of infrastructure companies listed on an exchange, throughout the world including emerging markets and the United States. Emerging markets are defined as those countries that are either i) not classified by MSCI or FTSE as developed markets, ii) categorized by the World Bank as middle or low‑income, or iii) not members of the Organisation for Economic Cooperation and Development. As part of the 80%, the Fund will invest at least 30% of its net assets and, under normal circumstances, at least 40% of its net assets, in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, i.e., foreign securities. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. Under normal circumstances, the Fund will maintain exposure to securities of infrastructure companies in the United States and in at least three countries outside the United States.
The Global Listed Fund seeks to invest in the securities of companies which have high barriers to entry, strong pricing power, sustainable growth and predictable cash flows. The majority of infrastructure securities in which the Fund typically invests are within the following Global Industry Classification Standard (“GICS”) sectors:
1) oil and gas storage and transportation;
2) airport services;
3) highways and rail tracks;
4) marine ports and services; and
5) multi/electric/gas/water utilities.
Equity securities in which the Global Listed Fund may invest include, but are not limited to, common and preferred stock of companies of any size market capitalizations. The Fund may invest up to 75% of its net assets in depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in stapled securities to gain exposure to infrastructure companies in Australia. A stapled security is a security that is comprised of two parts that cannot be separated from one another, a unit of a trust and a share of a company. The Fund may also invest in initial public offerings (“IPOs”).
As part of the 80% of the Global Listed Fund’s investments in publicly traded equity securities of infrastructure companies, the Fund may invest up to 30% of its net assets in real estate investment trusts (“REITs”) listed on a domestic or foreign exchange and up to 20% of its net assets in limited partnerships and master limited partnerships (“MLPs”) listed on a domestic or foreign exchange. All REITs and MLPs that the Fund may invest in must meet the Fund’s definition of an infrastructure company.
As a fundamental policy, the Global Listed Fund will invest more than 25% of its net assets in the securities issued by companies operating in the infrastructure industry. The Global Listed Fund’s investment strategy is based on active, bottom‑up stock selection which seeks to identify mispricing. The strategy seeks to minimize risk through on‑the‑ground research, a focus on quality, and sensible portfolio construction.
Securities within the Fund’s wider investment universe are screened for infrastructure characteristics, analyzed and then ranked by value and quality. The portfolio is then constructed by the portfolio managers, based primarily on these rankings. Sector and region risks are also monitored as a risk management overlay which aims to ensure appropriate portfolio diversification along sector and regional lines.
The portfolio managers may choose to sell securities when they observe a security moving to a lower position within the portfolio managers’ value and quality ranking system. This can occur through, among other things:
•	A rise in a company’s share price, leading to decreased upside potential and a lower value ranking
•	A downgrade in a company’s discounted cash flow valuation, leading to lower value ranking
•	A downgrade of a company’s quality score, leading to a lower quality ranking.
Peer review of the security selection process ensures the team is not locked into high conviction buys or sells but rather identifies market inefficiency and sells/buys the security before the opportunity has closed.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded equity securities of infrastructure companies listed on an exchange, throughout the world including emerging markets and the United States. Emerging markets are defined as those countries that are either i) not classified by MSCI or FTSE as developed markets, ii) categorized by the World Bank as middle or low‑income, or iii) not members of the Organisation for Economic Cooperation and Development. As part of the 80%, the Fund will invest at least 30% of its net assets and, under normal circumstances, at least 40% of its net assets, in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, i.e., foreign securities.